UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

7/31

Date of reporting period: 7/31/09

Item 1.  Reports to Stockholders.

Changing Parameters Fund

_______________________________________________________

Annual Report

July 31, 2009

_______________________________________________________

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Changing Parameters Fund

Shareholders Letter

July 31, 2009

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments.  This strategy helped us to avoid the equity market collapse that began in the second half of 2008.

The Fund invests in equity indexes, US long-term Treasury bond related instruments (“USTI”) and high yield bond related investments (“HY”).  Our technical proprietary rule-based models tell us when to be invested in the equity markets, the HY market and/or the USTI market, and when to be invested in money market instruments.  Presently, approximately half of our market exposure is allocated to USTI investments and the other half to investments related to the NASDAQ 100 Index, Russell 2000 Index and/or HY bond related instruments.  During unsettled markets like we’ve experienced this past fall and early winter, all funds were moved to money market instruments.

The Fund's results for this 12-month period reflected a small increase in value.  The Fund's opening price for the period was $9.60 a share, and as of the end of July, it was $9.60, after paying a dividend of $0.0441 in December of last year.  For this same period, the NASDAQ 100 Index, the Russell 2000 Index and the Merrill Lynch HY Bond Master II Index all had negative returns, while the Barclays Long Treasury Index return was positive.

We believe our “market timing” models have substantially fulfilled our objective of avoiding significant losses during this very difficult period.  Our challenge will be to capture more of the gains in rising equity markets, without sacrificing the achievement of our first objective.  What market conditions will be in the future are difficult to forecast.  Our trading models are designed to react to whatever changes take place in market conditions and to guide us accordingly.

Robert Levenson                  Sally Ann Talarico                Howard Smith

Portfolio Manager

Portfolio Manager

 Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.  The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past Performance is no guarantee of future results.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Mutual funds involve risk including possible loss of principal.  Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this Fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

Review Code: 1098-NLD-9/23/2009

Changing Parameters Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2009*

Annualized Total Returns as of July 31, 2009
One Year	Since Inception*
Changing Parameters Fund 0.46%	1.62%
NASDAQ 100 Index (13.29)%	(1.09)%
Russell 2000 Index (20.72)%	(7.62)%
Barclays Long Treasury Index 8.09%	7.00%

* The Fund commenced operations on October 2, 2006.

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclays Long Treasury Index (formerly Lehman Long Treasury Index) is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Fund performance are calculated assuming reinvestment of all dividends and distributions.

The Fund’s total annual operating expenses, including underlying funds, is 1.97%, per the December 1, 2008 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of JULY 31, 2009

% of Net Assets
Mutual Funds	23.68%
Short-Term Investments	76.41%
Liabilities in Excess of Other Assets	(0.09)%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value
	MUTUAL FUNDS - 23.68%
577,802	Access Flex High Yield Fund	$ 13,526,349
762,595	Northern High Yield Fixed Income Fund	5,017,878
1,260,404	PIMCO High Yield Fund	10,083,228
	TOTAL MUTUAL FUNDS
	( Cost - $27,736,334)	28,627,455

	SHORT-TERM INVESTMENTS - 76.41%
18,479,245	Dreyfus Government Cash Management
	Fund - Institutional Class, 0.14%+	18,479,245
18,479,245	Fidelity Government
	Portfolio - Institutional Class, 0.20%+	18,479,245
18,479,245	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.16%+	18,479,245
18,479,245	JP Morgan U.S. Government
	Money Market Fund- Capital Class, 0.22%+	18,479,245
18,481,940	Milestone Treasury Obligations
	Portfolio - Institutional Class, 0.07%+	18,481,940
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $92,398,920)	92,398,920

	TOTAL INVESTMENTS - 100.09%
	( Cost - $120,135,254)	121,026,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)	(106,997)
	NET ASSETS - 100.00%	$ 120,919,378
_________
+ Reflects the yield at July 31, 2009.

Number of Contracts	FUTURES CONTRACTS SOLD SHORT	Unrealized Appreciation
83	CBT 5 Year U.S. Treasury Note maturing September 2009
	(Underlying Face Amount at Value $9,577,370)	$ 11,672
	TOTAL FUTURES CONTRACTS	$ 11,672

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009

Assets:
Investments in Securities at Value (identified cost $120,135,254)	$ 121,026,375
Deposit with Broker	111,106
Due From Broker - Variation Margin	11,672
Dividends and Interest Receivable	14,566
Prepaid Expenses and Other Assets	10,439
Total Assets	121,174,158

Liabilities:
Payable for Fund Shares Redeemed	47,888
Accrued Advisory Fees	153,909
Payable to Other Affiliates	29,456
Other Accrued Expenses	23,527
Total Liabilities	254,780

Net Assets (Unlimited shares of no par value interest
authorized; 12,598,962 shares of beneficial interest outstanding)	$ 120,919,378

Net Asset Value, Offering and Redemption Price Per Share
($120,919,378 / 12,598,962 shares of beneficial interest outstanding)	$ 9.60

Composition of Net Assets:
At July 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 124,915,222
Accumulated Net Realized Loss on Investments and Futures Contracts	(4,898,637)
Net Unrealized Appreciation on:
Investments	891,121
Futures Contracts	11,672
Net Assets	$ 120,919,378

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2009

Investment Income:
Dividend Income	$ 671,770
Interest Income	1,041,557
Total Investment Income	1,713,327

Expenses:
Investment Advisory Fees	1,857,574
Administration Fees	119,071
Fund Accounting Fees	38,382
Transfer Agent Fees and Expenses	30,981
Custody Fees	25,884
Audit Fees	16,002
Chief Compliance Officer Fees	11,900
Printing Expense	11,501
Tax Expense	11,296
Registration & Filing Fees	11,002
Legal Fees	10,001
Insurance Expense	6,501
Trustees' Fees	6,326
Miscellaneous Expenses	2,500
Total Expenses	2,158,921

Net Investment Loss	(445,594)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(2,846,158)
Options Written	393,649
Futures Contracts	2,569,007
Net Change in Unrealized Appreciation on:
Investments	891,121
Futures Contracts	11,672
Net Realized and Unrealized Gain on Investments	1,019,291

Net Increase in Net Assets Resulting From Operations	$ 573,697

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	July 31, 2009	July 31, 2008
Operations:
Net Investment Income (Loss)	$ (445,594)	$ 1,583,992
Net Realized Gain on Investments, Options Written
and Futures Contracts	116,498	89,239
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures Contracts	902,793	(226,187)
Net Increase in Net Assets
Resulting From Operations	573,697	1,447,044

Distributions to Shareholders From:
Net Investment Income ($0.04 and $0.32 per share, respectively)	(561,447)	(3,436,564)
Net Realized Capital Gains ($0.00+ and $0.41 per share, respectively)	(2,558)	(4,315,684)
Total Distributions to Shareholders	(564,005)	(7,752,248)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,119,552 and 3,608,461
shares, respectively)	10,727,075	35,732,903
Distributions Reinvested (58,381 and 777,557 shares, respectively)	563,962	7,752,248
Cost of Shares Redeemed (1,780,034 and 2,428,695
shares, respectively)	(17,063,385)	(24,186,881)
Total Beneficial Interest Transactions	(5,772,348)	19,298,270

Increase (Decrease) in Net Assets	(5,762,656)	12,993,066

Net Assets:
Beginning of Year	126,682,034	113,688,968
End of Year	$ 120,919,378	$ 126,682,034

Undistributed Net Investment Income at End of Year	$ -	$ 356,093
_______
+ Less than $.01 per share

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Year		Year	Period
	Ended		Ended	Ended
	July 31, 2009		July 31, 2008	July 31, 2007*

Net Asset Value, Beginning of Period	$ 9.60		$ 10.11	$ 10.00
Increase From Operations:
Net investment income (loss) (a)	(0.03)		0.13	0.28
Net gain (loss) from securities
(both realized and unrealized) (d)	0.07		0.09	(0.05)
Total from operations	0.04		0.22	0.23

Less Distributions:
From net investment income	(0.04)		(0.32)	(0.07)
From net realized gains on investments	(0.00)	(e)	(0.41)	(0.05)
Total distributions	(0.04)		(0.73)	(0.12)

Net Asset Value, End of Period	$ 9.60		$ 9.60	$ 10.11

Total Return (b)	0.46%		1.88%	2.25%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 120,919		$ 126,682	$ 113,689
Ratio to average net assets:
Expenses	1.74%		1.74%	1.76%	(c)
Net investment income (loss)	(0.36)%		1.29%	3.28%	(c)
Portfolio turnover rate	1,465%		1,522%	0%

__________
*Since October 2, 2006 (Commencement of Operations).
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) The amounts shown for the periods ended July 31, 2008 and 2007, for a share outstanding throughout the periods, do not accord with the aggregate net realized and unrealized gains on investments for each period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(e) Less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2009

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 28,627,455	$ -	$ -	$ 28,627,455
Short Term Investments	-	92,398,920	-	92,398,920
Derivative Instruments*	11,672	-	-	11,672
Total	$ 28,639,127	$ 92,398,920	$ -	$ 121,038,047

*Derivative Instruments include cumulative unrealized gain on futures contracts open at July 31, 2009.

 The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Derivatives Disclosure –  In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position and performance.

Fair Values of Derivative Instruments in the Fund as of July 31, 2009:

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2009:

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

Futures Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at year end are listed after the Fund’s portfolio of investments.

Option Transactions – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Effective December 31, 2007, the Fund became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2009, the Adviser earned advisory fees of $1,857,574.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the year ended July 31, 2009, GFS collected $9,858 for providing such services.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $11,875, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2009, the Fund incurred expenses of $11,900 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended July 31, 2009, GemCom received $5,091 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended July 31, 2009, no fees were accrued under the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended July 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	-	$ -
Options written	41,366	3,439,038
Options closed	(38,588)	(2,894,657)
Options expired	(2,778)	(544,381)
Options outstanding, end of year	-	$ -

5.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended July 31, 2009 amounted to $230,820,875 and $214,954,101 , respectively.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

6.

TAX INFORMATION

The tax character of fund distributions paid for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The cost basis of securities for federal income tax purposes was $120,135,254.  Gross unrealized appreciation on investments as of July 31, 2009 was $891,121.

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is attributable to the mark-to-market adjustments for open Section 1256 contracts.

At July 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through July 31, 2017 of $4,816,004.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $70,961 of such capital losses.

Permanent book and tax differences, attributable to net operating losses, non-deductible expenses and distributions in excess of net investment income, resulted in reclassification for the period ended July 31, 2009 as follows: a decrease in paid-in capital of $649,626; an increase in undistributed net investment income/loss of $650,948; and a decrease in accumulated net realized gain/loss from investments of $1,322.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM  (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

8.

SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on September 28, 2009 and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Changing Parameters Fund

We have audited the accompanying statement of assets and liabilities of Changing Parameters Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period October 2, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the two years then ended and for the period October 2, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 28, 2009

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Expenses Paid During the Period* (2/1/09 to 7/31/09)
Actual	$1,000.00	$1,006.30	$8.80
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 (to reflect the number of days in the period).

TAX INFORMATION (Unaudited)

July 31, 2009

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, none of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

During the fiscal year the Fund paid long-term capital gains of $2,558.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

 Independent Trustees

Name, Address and Age	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan ** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company).	49	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	49	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company).	49	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University, 2002 – 2009; Auditing Standards Board, AICPA since 2008.	49	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 56	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	49	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl and Mark Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Messrs. Hertl and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

       2009- $14,000

2008 - $13,500

(b)

Audit-Related Fees

2009 - None

              2008 - None

(c)

Tax Fees

2009 – $2,000

2008 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/09

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/09